Accounts Payable and Accrued Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 274,478	1,703,029	759,952
Accrued operating expenses	595,505	3,694,869	2,279,812
Tax payable	100,696	624,781	428,801
Interest payable	19,648	121,907	108,554
Distributors' deposits	27,688	171,791	76,925
Purchase of fixed assets and spare parts	211,914	1,314,841	966,585
Traffic acquisition costs	186,855	1,159,362	640,643
Bandwidth costs	120,567	748,072	433,647
Content acquisition costs	115,732	718,072	481,461
Fund collected on behalf of service providers	252,001	1,563,564	438,211
Payable to group-buying merchants	57,891	359,190	229,693
Others	126,587	785,415	517,854
Accounts payable and accrued liabilities	$ 2,089,562	12,964,893	7,362,138